Related Party Transactions - Summary of Components of Due to Affiliates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to affiliates	$ 447,095	$ 484,358
Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	275,601	320,957
Accrued Stockholder Servicing Fee | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	262,264	301,017
Performance Participation Allocation | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	0	0
Accrued Management Fee | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	7,701	10,853
Advanced Operating Expenses | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	1,844	4,458
Accrued Affiliate Service Provider Expenses | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	3,792	3,068
Advanced Organization And Offering Costs | Affiliated Entity
Related Party Transaction [Line Items]
Due to affiliates	$ 0	$ 1,561